BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statements [Line Items]
Shareholders' deficit	$ (1,157)	$ (19,530)	$ (23,266)	$ 419,448
Lease liability	$ 500
Increase (decrease) due to changes in accounting policy [member]
Statements [Line Items]
Shareholders' deficit		$ (5,781)